Contract assets - Expected Credit Loss Provision (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract assets
Contract assets		¥ 77,684
Within 1 year
Contract assets
Expected loss rate	11.10%	9.60%
Within 1 year | Contract assets
Contract assets
Expected loss rate		9.60%
Gross carrying amount | Within 1 year | Contract assets
Contract assets
Contract assets		¥ 85,900
Allowance of expected credit loss | Within 1 year | Contract assets
Contract assets
Contract assets		¥ 8,200